Financial risk management - Schedule of Maturity Analysis for Non-Derivative Financial Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial risk management
Trade payables	¥ 230,832		¥ 104,224
Financial liabilities included in other payables and accruals	327,138		137,401
Borrowings	582,724		824,045
Lease liabilities	2,590		4,552
Financial liabilities at fair value through profit or loss	22,044	$ 3,152	241,524
Total	1,143,284		1,311,746
Less than 1 year [Member]
Financial risk management
Trade payables	230,832		104,224
Financial liabilities included in other payables and accruals	327,138		137,401
Borrowings	517,071		788,994
Lease liabilities	1,529		1,410
Financial liabilities at fair value through profit or loss			264,174
Total	1,076,570		1,296,203
1-2 years [Member]
Financial risk management
Trade payables	0		0
Financial liabilities included in other payables and accruals	0		0
Borrowings	94,546		1,532
Lease liabilities	1,133		1,284
Financial liabilities at fair value through profit or loss			0
Total	95,679		2,816
Between 2 and 5 years [Member]
Financial risk management
Trade payables	0		0
Financial liabilities included in other payables and accruals	0		0
Borrowings	0		52,547
Lease liabilities	0		2,221
Financial liabilities at fair value through profit or loss			0
Total	0		54,768
Total [Member]
Financial risk management
Trade payables	230,832		104,224
Financial liabilities included in other payables and accruals	327,138		137,401
Borrowings	611,617		843,073
Lease liabilities	2,662		4,915
Financial liabilities at fair value through profit or loss			264,174
Total	¥ 1,172,249		¥ 1,353,787